Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 50.0%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	30,000	$ 5,846,700

Automobiles - 1.1%
Ford Motor Co.	250,000	3,672,500
General Motors Co. (A)	100,000	3,626,000

		7,298,500

Banks - 2.6%
Bank of America Corp.	135,000	4,564,350
Citigroup, Inc.	150,000	7,785,000
JPMorgan Chase & Co.	45,000	5,191,200

		17,540,550

Biotechnology - 2.4%
AbbVie, Inc.	80,000	11,480,800
Gilead Sciences, Inc.	78,400	4,684,400

		16,165,200

Capital Markets - 2.7%
Blackstone, Inc.	70,000	7,144,900
Goldman Sachs Group, Inc.	5,000	1,666,950
Morgan Stanley	110,000	9,273,000

		18,084,850

Chemicals - 0.7%
LyondellBasell Industries NV, Class A	49,719	4,430,957

Communications Equipment - 0.3%
Cisco Systems, Inc.	45,000	2,041,650

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	110,000	5,080,900

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	300,000	11,028,000

Equity Real Estate Investment Trusts - 3.6%
AvalonBay Communities, Inc.	25,000	5,348,500
Realty Income Corp.	80,000	5,919,200
Simon Property Group, Inc.	40,000	4,345,600
STORE Capital Corp.	146,189	4,242,405
UDR, Inc.	86,981	4,209,880

		24,065,585

Household Durables - 1.0%
Whirlpool Corp.	39,952	6,906,502

Insurance - 3.6%
Allstate Corp.	35,000	4,093,950
American International Group, Inc.	85,000	4,400,450
Fidelity National Financial, Inc.	185,000	7,392,600
MetLife, Inc.	130,000	8,222,500

		24,109,500

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C (A)	120,000	13,996,800

Machinery - 0.4%
Stanley Black & Decker, Inc.	30,000	2,919,900

Media - 0.8%
Omnicom Group, Inc.	75,000	5,238,000

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	200,000	$ 2,522,000
Annaly Capital Management, Inc.	444,350	3,057,128

		5,579,128

Multiline Retail - 1.1%
Target Corp.	45,000	7,352,100

Oil, Gas & Consumable Fuels - 4.8%
BP PLC, ADR	209,219	6,146,854
Chevron Corp.	70,000	11,464,600
Devon Energy Corp.	100,000	6,285,000
ONEOK, Inc.	85,000	5,077,900
Williams Cos., Inc.	95,000	3,238,550

		32,212,904

Personal Products - 0.1%
Haleon PLC (A)	110,000	773,300

Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	170,000	12,542,600
GSK PLC	44,000	1,855,480
Johnson & Johnson	60,000	10,471,200
Merck & Co., Inc.	125,000	11,167,500
Pfizer, Inc.	219,180	11,070,782

		47,107,562

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	12,500	6,693,500
QUALCOMM, Inc.	70,000	10,154,200

		16,847,700

Software - 2.7%
Microsoft Corp.	43,250	12,142,005
Oracle Corp.	75,000	5,838,000

		17,980,005

Specialty Retail - 2.6%
Best Buy Co., Inc.	65,000	5,004,350
Dick’s Sporting Goods, Inc. (B)	17,500	1,637,825
Home Depot, Inc.	20,000	6,018,800
Lowe’s Cos., Inc.	24,975	4,783,462

		17,444,437

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	135,000	21,938,850

Tobacco - 0.7%
Philip Morris International, Inc.	50,000	4,857,500

Total Common Stocks (Cost $294,883,326)		336,847,080

PREFERRED STOCKS - 4.2%
Banks - 0.9%
Cadence Bank,
Series A, 5.50% (B)	40,000	980,000
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (C)	12,000	318,360
Dime Community Bancshares, Inc., 5.50% (B)	95,000	1,986,450
KeyCorp,
Series F, 5.65%	17,451	434,530

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
PacWest Bancorp,
Series A, Fixed until 09/01/2027, 7.75% (C)	50,000	$ 1,295,000
Wells Fargo & Co.,
Series Q, Fixed until 09/15/2023, 5.85% (C)	40,000	978,800

		5,993,140

Capital Markets - 0.3%
Morgan Stanley,
Series P, 6.50% (D)	60,000	1,563,600

Consumer Finance - 0.1%
Capital One Financial Corp.,
Series J, 4.80% (B)	40,000	832,800

Insurance - 0.4%
Aspen Insurance Holdings Ltd., 5.63% (B)	20,000	464,800
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (C)	35,000	938,700
Enstar Group Ltd.,
Series E, 7.00%	60,000	1,488,000

		2,891,500

Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (C)	63,100	1,427,322
Annaly Capital Management, Inc.
Series F, 6.95% (C)	62,000	1,499,780
Series I, 6.75% (B) (C)	20,000	471,400
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (C)	45,000	1,024,200
New Residential Investment Corp.
Series A, 7.50% (C)	20,000	453,800
Series D, 7.00% (C)	65,000	1,442,350
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,431,200
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B) (C)	39,800	890,326

		9,640,378

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50% (B)	39,500	887,565

Trading Companies & Distributors - 0.4%
Fortress Transportation & Infrastructure Investors LLC,
Series C, Fixed until 06/15/2026, 8.25% (C)	4,000	95,640
Triton International Ltd.,
Series E, 5.75%	100,000	2,151,000

		2,246,640

	Shares	Value
PREFERRED STOCKS (continued)
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.,
Series VV, 6.00% (B)	123,000	$ 2,662,950
U.S. Cellular Corp., 5.50%	60,100	1,256,090

		3,919,040

Total Preferred Stocks (Cost $30,986,219)		27,974,663

	Principal	Value
CORPORATE DEBT SECURITIES - 44.1%
Aerospace & Defense - 1.0%
Rolls-Royce PLC
5.75%, 10/15/2027 (E)	$ 2,050,000	1,935,784
TransDigm, Inc.
5.50%, 11/15/2027	4,275,000	4,047,442
8.00%, 12/15/2025 (E)	750,000	777,165

		6,760,391

Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,117,150

Airlines - 0.4%
United Airlines, Inc.
4.63%, 04/15/2029 (E)	3,100,000	2,855,875

Auto Components - 2.2%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (E)	2,000,000	1,870,380
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (E)	1,575,000	1,589,876
8.50%, 05/15/2027 (B) (E)	1,250,000	1,265,625
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	80,086
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,645,000
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (B)	1,500,000	1,363,065
7.00%, 03/15/2028	876,000	875,904
9.50%, 05/31/2025	1,100,000	1,158,974
Patrick Industries, Inc.
4.75%, 05/01/2029 (E)	3,307,000	2,573,475
Tenneco, Inc.
5.38%, 12/15/2024	2,240,000	2,187,651

		14,610,036

Automobiles - 0.3%
General Motors Co.
6.80%, 10/01/2027 (B)	500,000	540,725
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (E)	1,750,000	1,367,606
Winnebago Industries, Inc.
6.25%, 07/15/2028 (E)	525,000	501,065

		2,409,396

Banks - 0.4%
Freedom Mortgage Corp.
6.63%, 01/15/2027 (E)	1,800,000	1,380,889
7.63%, 05/01/2026 (E)	1,350,000	1,108,778

		2,489,667

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.9%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (E)	$ 3,000,000	$ 2,427,150
Builders FirstSource, Inc.
5.00%, 03/01/2030 (E)	2,000,000	1,851,966
JELD-WEN, Inc.
4.88%, 12/15/2027 (B) (E)	2,400,000	1,978,749

		6,257,865

Capital Markets - 1.1%
Apollo Investment Corp.
5.25%, 03/03/2025	1,500,000	1,471,593
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	3,500,000	3,368,610
6.38%, 12/15/2025	1,700,000	1,696,379
StoneX Group, Inc.
8.63%, 06/15/2025 (E)	1,200,000	1,218,000

		7,754,582

Chemicals - 0.6%
Chemours Co.
5.75%, 11/15/2028 (E)	1,700,000	1,623,500
Methanex Corp.
5.13%, 10/15/2027	1,000,000	925,000
5.25%, 12/15/2029	1,500,000	1,323,645

		3,872,145

Commercial Services & Supplies - 4.5%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (E)	3,342,000	2,811,642
Aramark Services, Inc.
5.00%, 02/01/2028 (B) (E)	4,000,000	3,908,000
Brink’s Co.
4.63%, 10/15/2027 (E)	3,000,000	2,744,562
Cimpress PLC
7.00%, 06/15/2026 (E)	2,350,000	1,961,075
CoreCivic, Inc.
8.25%, 04/15/2026	2,225,000	2,214,582
EnPro Industries, Inc.
5.75%, 10/15/2026	3,594,000	3,549,075
Garda World Security Corp.
9.50%, 11/01/2027 (E)	2,250,000	2,105,102
GEO Group, Inc.
5.13%, 04/01/2023	850,000	818,488
GFL Environmental, Inc.
4.75%, 06/15/2029 (E)	2,500,000	2,281,250
Harsco Corp.
5.75%, 07/31/2027 (B) (E)	650,000	494,000
Matthews International Corp.
5.25%, 12/01/2025 (E)	3,205,000	2,928,569
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (E)	2,000,000	2,032,540
Stena International SA
6.13%, 02/01/2025 (E)	300,000	287,211
Stericycle, Inc.
5.38%, 07/15/2024 (E)	2,000,000	2,000,440

		30,136,536

Construction & Engineering - 1.8%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (E)	1,300,000	1,170,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (E)	$ 362,000	$ 324,519
Forestar Group, Inc.
5.00%, 03/01/2028 (E)	5,000,000	4,386,350
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,057,924
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (E)	3,765,000	3,284,962
Williams Scotsman International, Inc.
4.63%, 08/15/2028 (E)	805,000	754,812

		11,978,567

Construction Materials - 0.5%
Cemex SAB de CV
7.38%, 06/05/2027 (E)	500,000	507,500
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (E)	2,925,000	2,598,515

		3,106,015

Consumer Finance - 2.4%
Ally Financial, Inc.
Fixed until 05/15/2028 (F), 4.70% (C)	2,250,000	1,774,612
Altice Financing SA
5.00%, 01/15/2028 (E)	1,500,000	1,324,140
5.75%, 08/15/2029 (E)	1,000,000	875,000
Credit Acceptance Corp.
5.13%, 12/31/2024 (E)	500,000	479,875
6.63%, 03/15/2026 (B)	3,750,000	3,731,250
Enova International, Inc.
8.50%, 09/15/2025 (E)	1,800,000	1,656,000
Navient Corp.
5.50%, 03/15/2029	1,200,000	1,028,808
PRA Group, Inc.
5.00%, 10/01/2029 (E)	1,300,000	1,119,625
7.38%, 09/01/2025 (E)	2,000,000	1,981,301
World Acceptance Corp.
7.00%, 11/01/2026 (E)	3,000,000	2,136,367

		16,106,978

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025 (E)	4,000,000	3,820,000
Berry Global, Inc.
5.63%, 07/15/2027 (E)	3,000,000	3,027,525

		6,847,525

Distributors - 1.1%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (E)	4,775,000	4,679,500
Performance Food Group, Inc.
5.50%, 10/15/2027 (E)	3,074,000	3,029,150

		7,708,650

Diversified Consumer Services - 0.4%
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,662,500

Diversified Financial Services - 0.7%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (E)	2,500,000	2,279,000

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.85% (C), 12/21/2065 (E)	$ 900,000	$ 675,821
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (E)	2,500,000	2,095,468

		5,050,289

Diversified Telecommunication Services - 0.8%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (E)	2,500,000	2,281,250
5.63%, 04/01/2025	2,000,000	1,979,416
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (E)	1,500,000	1,162,500

		5,423,166

Electric Utilities - 0.3%
Drax Finco PLC
6.63%, 11/01/2025 (E)	1,871,000	1,853,169

Electrical Equipment - 1.0%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (E)	5,275,000	5,452,240
7.25%, 06/15/2028 (E)	1,000,000	1,036,238

		6,488,478

Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (E)	1,500,000	1,357,365
Enviva Partners LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (E)	3,800,000	3,767,814
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,670,500
Transocean Sentry Ltd.
5.38%, 05/15/2023 (E)	560,509	533,885

		8,329,564

Entertainment - 0.6%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (B) (E)	1,500,000	1,428,750
6.50%, 05/15/2027 (E)	2,388,000	2,450,685

		3,879,435

Equity Real Estate Investment Trusts - 0.9%
Iron Mountain, Inc.
4.88%, 09/15/2027 (E)	3,050,000	2,898,927
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	965,000
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (E)	2,500,000	2,200,298

		6,064,225

Food & Staples Retailing - 1.2%
Arko Corp.
5.13%, 11/15/2029 (E)	3,475,000	2,919,278
United Natural Foods, Inc.
6.75%, 10/15/2028 (B) (E)	5,500,000	5,534,375

		8,453,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.8%
B&G Foods, Inc.
5.25%, 04/01/2025 - 09/15/2027	$ 4,142,000	$ 3,851,628
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (E)	3,750,000	3,380,663
Post Holdings, Inc.
5.50%, 12/15/2029 (E)	4,000,000	3,792,280
5.63%, 01/15/2028 (E)	1,000,000	985,000

		12,009,571

Health Care Providers & Services - 1.1%
AdaptHealth LLC
5.13%, 03/01/2030 (B) (E)	3,000,000	2,751,720
Akumin, Inc.
7.00%, 11/01/2025 (E)	1,750,000	1,447,127
HCA, Inc.
5.88%, 02/15/2026	1,400,000	1,446,326
Tenet Healthcare Corp.
4.88%, 01/01/2026 (E)	2,000,000	1,983,140

		7,628,313

Hotels, Restaurants & Leisure - 3.0%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (E)	2,000,000	1,995,000
Carnival Corp.
5.75%, 03/01/2027 (E)	2,000,000	1,603,110
7.63%, 03/01/2026 (E)	1,325,000	1,145,496
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	4,950,000	4,480,195
NCL Corp. Ltd.
5.88%, 03/15/2026 (E)	1,800,000	1,468,026
Scientific Games International, Inc.
7.00%, 05/15/2028 (E)	3,354,000	3,411,722
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,499,128
VOC Escrow Ltd.
5.00%, 02/15/2028 (E)	3,366,000	2,995,740

		20,598,417

Household Durables - 0.5%
Installed Building Products, Inc.
5.75%, 02/01/2028 (E)	3,744,000	3,432,275

Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,060,611

Insurance - 0.5%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (E)	1,500,000	1,520,376
SBL Holdings, Inc.
Fixed until 11/13/2026 (F), 6.50% (C) (E)	2,500,000	1,831,250

		3,351,626

IT Services - 0.6%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,972,068
Unisys Corp.
6.88%, 11/01/2027 (E)	2,000,000	1,874,816

		3,846,884

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Vista Outdoor, Inc.
4.50%, 03/15/2029 (E)	$ 1,520,000	$ 1,155,200

Machinery - 1.2%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (E)	750,000	652,210
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (E)	4,750,000	4,631,250
Vertiv Group Corp.
4.13%, 11/15/2028 (E)	3,100,000	2,743,500

		8,026,960

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (E)	2,000,000	1,777,840
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (E)	1,250,000	275,000

		2,052,840

Metals & Mining - 1.5%
ATI, Inc.
5.88%, 12/01/2027 (B)	4,002,000	3,721,860
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	228,014
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (B)	1,000,000	991,250
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (E)	3,650,000	3,635,400
6.88%, 10/15/2027 (E)	800,000	762,000
U.S. Steel Corp.
6.88%, 03/01/2029	1,000,000	957,500

		10,296,024

Mortgage Real Estate Investment Trusts - 1.0%
AG Issuer LLC
6.25%, 03/01/2028 (E)	1,000,000	893,285
New Residential Investment Corp.
6.25%, 10/15/2025 (E)	1,300,000	1,182,124
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (E)	3,500,000	3,208,129
4.75%, 03/15/2025	1,500,000	1,489,860

		6,773,398

Multiline Retail - 0.3%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	240,683
7.75%, 07/15/2026	1,150,000	1,229,349
7.88%, 01/01/2023	350,000	352,996

		1,823,028

Oil, Gas & Consumable Fuels - 1.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (E)	1,310,000	1,300,784
Colgate Energy Partners III LLC
5.88%, 07/01/2029 (E)	2,250,000	2,059,493
Hess Midstream Operations LP
5.13%, 06/15/2028 (E)	1,000,000	970,975
Murphy Oil Corp.
6.38%, 07/15/2028	2,100,000	2,096,157
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (E)	2,000,000	1,935,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP
6.85%, 10/15/2037	$ 1,000,000	$ 1,076,897
Sunoco LP / Sunoco Finance Corp.
5.88%, 03/15/2028	2,000,000	1,913,720
Valero Energy Corp.
8.75%, 06/15/2030	300,000	376,818

		11,729,844

Paper & Forest Products - 0.1%
Glatfelter Corp.
4.75%, 11/15/2029 (B) (E)	900,000	613,125

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (E)	1,100,000	872,300
5.25%, 01/30/2030 (E)	500,000	259,610

		1,131,910

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP / Five Point Capital Corp.
7.88%, 11/15/2025 (E)	2,305,000	1,951,169
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (E)	3,300,000	2,701,175

		4,652,344

Specialty Retail - 2.7%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (E)	1,000,000	980,614
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	986,250
9.38%, 07/01/2025 (E)	2,000,000	2,090,353
Michaels Cos., Inc.
5.25%, 05/01/2028 (B) (E)	3,210,000	2,677,493
7.88%, 05/01/2029 (B) (E)	500,000	342,500
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (E)	1,900,000	1,800,725
7.75%, 02/15/2029 (E)	1,131,000	1,088,836
Rent-A-Center, Inc.
6.38%, 02/15/2029 (B) (E)	3,675,000	2,914,951
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/01/2025	3,275,000	3,259,870
Sonic Automotive, Inc.
4.63%, 11/15/2029 (E)	2,500,000	2,117,500

		18,259,092

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	405,000	493,836

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.
4.25%, 03/15/2029 (E)	3,000,000	2,460,520
PVH Corp.
7.75%, 11/15/2023	100,000	103,672

		2,564,192

Trading Companies & Distributors - 0.6%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (E)	250,000	225,353
6.50%, 10/01/2025 (E)	350,000	348,045
9.75%, 08/01/2027 (E)	1,750,000	1,769,687

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.
5.50%, 07/15/2027 (E)	$ 1,500,000	$ 1,501,875

		3,844,960

Total Corporate Debt Securities (Cost $323,807,747)		297,560,307

	Shares	Value
OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	24,519,758	24,519,758

Total Other Investment Company (Cost $24,519,758)		24,519,758

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.65% (D), dated 07/29/2022, to be repurchased at $968,879 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $988,293.	$ 968,826	968,826

Total Repurchase Agreement (Cost $968,826)		968,826

Total Investments (Cost $675,165,876)		687,870,634
Net Other Assets (Liabilities) - (2.0)%		(13,793,964)

Net Assets - 100.0%		$ 674,076,670

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$336,847,080	$—	$—	$336,847,080
Preferred Stocks	27,974,663	—	—	27,974,663
Corporate Debt Securities	—	297,560,307	—	297,560,307
Other Investment Company	24,519,758	—	—	24,519,758
Repurchase Agreement	—	968,826	—	968,826

Total Investments	$389,341,501	$298,529,133	$—	$687,870,634

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,523,818, collateralized by cash collateral of $24,519,758 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,550,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Rates disclosed reflect the yields at July 31, 2022.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $216,478,240, representing 32.1% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 7

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Asset Income (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8